Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Less: accumulated amortization	$ (5,215)	$ (3,846)
Intangible assets, net	1,940	3,426
Accounting Software [Member]
Intangible asset, gross	$ 7,155	$ 7,272